INTANGIBLE ASSETS (Detail Narrative) - USD ($)		1 Months Ended			9 Months Ended			12 Months Ended
	Nov. 10, 2018	Sep. 03, 2019	Aug. 31, 2019	Nov. 16, 2017	May 31, 2020	May 31, 2019	May 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expenses					$ 88,731	$ 89,904	$ 89,312	$ 126,791	$ 106,000
Sale of intellectual property		$ 857,600		$ 253,000		$ 80,000		80,000	$ 253,000
Gain on sales of assets								$ 1,280,000
Aura Blocks Ltd [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Sale of intellectual property	$ 200,000
Realized loss on sale of intellectual property	120,000
Gain on sales of assets	$ 80,000
Aura Blocks Ltd [Member] | Movie Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Sale of intellectual property			$ 857,600
Gain on sales of assets			89,538
Aura Blocks Ltd [Member] | Videomix App [Member]
Finite-Lived Intangible Assets [Line Items]
Sale of intellectual property			422,400
Gain on sales of assets			$ 59,792